UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05570

Nuveen Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Premium Income Municipal Fund, Inc. (NPI)
	January 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 146.7% (100.0% of Total Investments)

	MUNICIPAL BONDS – 146.7% (100.0% of Total Investments)

	Alabama – 2.4% (1.6% of Total Investments)
	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health,
	Series 2006C-2:
$ 1,435	5.000%, 11/15/36 (UB)	11/16 at 100.00	AA+	$ 1,483,790
4,000	5.000%, 11/15/39 (UB)	11/16 at 100.00	AA+	4,132,080
6,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	6,184,500
	2006D, 5.000%, 11/15/39 (UB)
11,790	Birmingham Waterworks and Sewer Board, Alabama, Water and Sewer Revenue Bonds, Series 2007A,	1/17 at 100.00	AA+	12,140,162
	4.500%, 1/01/43 – BHAC Insured
23,225	Total Alabama			23,940,532
	Alaska – 1.0% (0.6% of Total Investments)
10,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	4/16 at 100.00	B	9,615,795
	Series 2006A, 5.000%, 6/01/32
	Arizona – 2.0% (1.4% of Total Investments)
9,740	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series	7/20 at 100.00	A+	10,937,824
	2010A, 5.000%, 7/01/40
1,000	Pinal County Electrical District 4, Arizona, Electric System Revenue Bonds, RefundingSeries	No Opt. Call	AA	1,037,060
	2015, 4.000%, 12/01/38 – AGM Insured
7,115	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.	No Opt. Call	BBB+	8,563,827
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
17,855	Total Arizona			20,538,711
	Arkansas – 0.2% (0.1% of Total Investments)
2,055	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013,	12/23 at 100.00	A1	2,275,378
	4.875%, 12/01/43
	California – 18.4% (12.6% of Total Investments)
9,200	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	BBB+	8,527,940
	Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured
10,000	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	9/17 at 100.00	AA–	10,209,199
	Project, Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured
3,500	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	4,054,785
	2013S-4, 5.250%, 4/01/53
945	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	11/25 at 100.00	AA–	1,100,122
	Series 2016A, 5.000%, 11/15/46 (WI/DD, Settling 2/03/16)
8,570	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System,	4/16 at 100.00	A+	8,620,820
	Series 2006, 5.000%, 4/01/37
4,250	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	4,860,003
	Series 2009B, 5.500%, 10/01/39
530	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	614,959
	Series 2013A, 5.000%, 7/01/37
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
2,140	9.223%, 2/15/20 (IF) (4)	No Opt. Call	AA	2,609,430
825	9.223%, 2/15/20 (IF) (4)	No Opt. Call	AA	1,005,972
790	9.125%, 2/15/20 (IF) (4)	No Opt. Call	AA	963,136
7,130	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	5/18 at 100.00	AA–	10,290,944
	Bond Trust 2015-XF0078, 13.657%, 5/15/40 (IF)
3,015	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,109,912
	5.000%, 11/15/42 (UB)
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A+	1,184,600
	2010A-1, 6.000%, 3/01/35
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,640	5.250%, 7/01/30 (5)	4/16 at 100.00	CCC	1,631,734
4,730	5.000%, 7/01/39 (6)	4/16 at 100.00	CCC	4,697,552
5,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	5,544,650
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA+	3,833,711
	2006B, 0.000%, 8/01/26 – NPFG Insured
5,000	Desert Community College District, Riverside County, California, General Obligation Bonds,	8/17 at 100.00	AA (7)	5,339,250
	Election 2004 Series 2007C, 5.000%, 8/01/37 (Pre-refunded 8/01/17) – AGM Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
1,480	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,736,558
3,480	6.000%, 1/15/49	1/24 at 100.00	BBB–	4,130,412
6,870	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	7,849,250
	Asset-Backed Revenue Bonds, Series 2015A, 5.000%, 6/01/45
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
7,520	5.000%, 6/01/33	6/17 at 100.00	B	7,024,507
2,000	5.750%, 6/01/47	6/17 at 100.00	B	1,923,560
3,000	5.125%, 6/01/47	6/17 at 100.00	B	2,682,300
5,000	Kern Community College District, California, General Obligation Bonds, Safety, Repair &	No Opt. Call	AA	4,122,900
	Improvement, Election 2002 Series 2006, 0.000%, 11/01/24 – AGM Insured
15,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	17,159,850
	5.000%, 7/01/41
85	Martinez, California, Home Mortgage Revenue Bonds, Series 1983A, 10.750%, 2/01/16 (ETM)	No Opt. Call	Aaa	85,050
3,635	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	2,683,430
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
11,760	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage Revenue	No Opt. Call	Aaa	14,620,385
	Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)
330	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	381,833
	2013A, 5.750%, 6/01/48
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Bonds, Refunding Senior Lien Series 2014A:
9,990	5.000%, 1/15/44	1/25 at 100.00	BBB–	11,020,767
25,840	5.000%, 1/15/50	1/25 at 100.00	BBB–	28,278,778
	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,
	Redevelopment Project, Subordinate Lien Series 2011:
1,000	6.500%, 12/01/24	12/21 at 100.00	A+	1,259,730
1,000	6.625%, 12/01/25	12/21 at 100.00	A+	1,262,830
1,325	6.750%, 12/01/26	12/21 at 100.00	A+	1,682,366
172,470	Total California			186,103,225
	Colorado – 2.7% (1.8% of Total Investments)
795	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	BBB+	803,324
	Society, Series 2005, 5.000%, 6/01/29
1,330	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	N/R (7)	1,351,240
	Society, Series 2005, 5.000%, 6/01/29 (Pre-refunded 6/01/16)
4,515	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	5,124,841
	5.000%, 11/15/43
20,510	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AA–	11,543,642
	9/01/32 – NPFG Insured
6,705	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/25 at 100.00	BBB	7,553,585
	Bonds, Refunding Series 2015A, 5.000%, 12/01/45
250	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	A–	282,230
	Activity Bonds, Series 2010, 6.000%, 1/15/41
34,105	Total Colorado			26,658,862
	Connecticut – 0.6% (0.4% of Total Investments)
1,930	Connecticut, General Obligation Bonds, Series 2001C, 5.500%, 12/15/16	No Opt. Call	AA	2,016,290
3,565	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series	4/22 at 100.00	AA	3,733,660
	2013A, 4.000%, 4/01/39
5,495	Total Connecticut			5,749,950
	Delaware – 0.8% (0.5% of Total Investments)
7,255	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015, 5.000%, 6/01/55	6/25 at 100.00	AA–	8,207,872
	District of Columbia – 1.9% (1.3% of Total Investments)
1,760	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage	6/16 at 100.00	AA+	1,765,104
	Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)
9,505	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/20 – NPFG Insured	No Opt. Call	Aa1	11,481,089
2,130	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	2,278,291
	Tender Option Bond Trust 1606, 11.876%, 10/01/30 – BHAC Insured (IF) (4)
3,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	No Opt. Call	AA+	3,567,083
	Tender Option Bond Trust 1731, 11.871%, 4/01/16 – BHAC Insured (IF) (4)
16,730	Total District of Columbia			19,091,567
	Florida – 13.6 (9.3% of Total Investments)
2,875	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health	4/16 at 100.00	A– (7)	2,898,633
	First, Inc. Project, Series 2005, 5.000%, 4/01/24 (Pre-refunded 4/01/16)
7,500	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	A+	8,429,100
	(Alternative Minimum Tax)
2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund-Intermodal	10/21 at 100.00	AA+	2,372,880
	Program, Refunding Series 2011B, 5.375%, 10/01/29 (Alternative Minimum Tax)
8,160	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A–	9,152,664
	Series 2015A, 5.000%, 10/01/44
8,000	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2010D, 5.000%, 10/01/39	4/20 at 100.00	AA	9,045,920
7,815	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic	2/24 at 100.00	AA	8,789,765
	Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured
2,930	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of	No Opt. Call	A–	3,253,589
	Miami, Series 2012A, 5.000%, 4/01/42
8,070	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of	4/25 at 100.00	A–	9,113,693
	Miami, Series 2015A, 5.000%, 4/01/45
19,750	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2006,	7/16 at 100.00	A2	20,022,944
	4.500%, 7/01/33 – AMBAC Insured
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	No Opt. Call	A	1,155,380
	Series 2012A, 5.000%, 10/01/29 (Alternative Minimum Tax)
7,890	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	8,572,880
	5.000%, 10/01/41
4,865	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Refunding Series 2012B,	10/22 at 100.00	A+	5,585,458
	5.000%, 10/01/37
6,210	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012,	7/22 at 100.00	AA	7,081,636
	5.000%, 7/01/42
5,325	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	6,015,972
	5.000%, 10/01/42
115	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	138,490
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
4,635	Port Saint Lucie, Florida, Public Service Tax Revenue Bonds, Recovery Zone Facility Bond	9/24 at 100.00	AA–	5,238,523
	Series 2014B, 5.000%, 9/01/43
6,910	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	7,203,191
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (4)
14,610	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	No Opt. Call	A	16,223,966
	2012B, 5.000%, 7/01/42
6,510	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University	6/25 at 100.00	A–	7,265,420
	Inc. Project, Series 2015, 5.000%, 6/01/45
125,170	Total Florida			137,560,104
	Georgia – 1.1% (0.7% of Total Investments)
6,975	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A,	7/25 at 100.00	A+	7,739,530
	5.000%, 7/01/60
2,780	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding	No Opt. Call	Aa1	3,047,130
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
9,755	Total Georgia			10,786,660
	Guam – 0.1% (0.1% of Total Investments)
1,220	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	1,391,935
	5.500%, 7/01/43
	Hawaii – 1.8% (1.2% of Total Investments)
10,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/23 at 100.00	A+	11,772,300
	Obligated Group, Series 2013A, 5.500%, 7/01/43
5,455	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (Alternative	7/25 at 100.00	A+	6,116,091
	Minimum Tax)
15,455	Total Hawaii			17,888,391
	Idaho – 0.2% (0.1% of Total Investments)
2,185	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+	2,201,650
	Hospital, Series 2006, 5.250%, 9/01/30
	Illinois – 15.3% (10.4% of Total Investments)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
10,000	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	AA–	8,276,300
10,130	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	AA–	6,724,395
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
15,000	0.000%, 12/01/21 – FGIC Insured	No Opt. Call	AA–	11,930,400
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	AA–	7,023,500
3,800	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	4,158,758
	5.250%, 12/01/40
2,245	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien	1/25 at 100.00	A	2,472,172
	Series 2015C, 5.000%, 1/01/46 (Alternative Minimum Tax)
3,130	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AA	3,280,052
13,310	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	14,329,146
3,800	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B,	1/26 at 100.00	AA–	4,391,470
	5.000%, 1/01/40
2,785	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,	11/23 at 100.00	A2	3,130,117
	Series 2002, 5.500%, 11/01/36
13,955	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2015, 5.000%,	5/25 at 100.00	AA	15,904,793
	5/01/45 (UB) (4)
6,000	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A,	9/24 at 100.00	BBB	6,636,720
	5.000%, 9/01/42
7,530	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A,	11/25 at 100.00	A	8,469,368
	5.000%, 11/15/45
1,350	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	4/16 at 100.00	Aa3	1,355,279
4,045	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	4,899,628
2,840	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	3,143,000
	Refunding Series 2015C, 5.000%, 8/15/44
6,970	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA+	7,655,569
	5.000%, 10/01/51
	Illinois State, General Obligation Bonds, February Series 2014:
3,200	5.250%, 2/01/32	2/24 at 100.00	A–	3,494,624
2,000	5.250%, 2/01/33	2/24 at 100.00	A–	2,178,400
1,575	5.250%, 2/01/34	2/24 at 100.00	A–	1,709,852
2,000	5.000%, 2/01/39	2/24 at 100.00	A–	2,107,820
	Illinois State, General Obligation Bonds, May Series 2014:
610	5.000%, 5/01/36	5/24 at 100.00	A–	649,845
1,950	5.000%, 5/01/39	5/24 at 100.00	A–	2,057,757
1,055	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	1,170,734
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	1,669,099
	2015-XF0051, 17.999%, 1/01/21 (IF)
1,000	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel	4/16 at 100.00	D	328,990
	Revenue Bonds, Series 2005B, 5.250%, 1/01/30 (8)
10,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	BBB+	10,716,699
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	Aaa	4,011,810
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013:
7,625	6.250%, 10/01/38	10/23 at 100.00	A	9,033,185
1,525	6.000%, 10/01/42	10/23 at 100.00	A	1,771,150
153,545	Total Illinois			154,680,632
	Indiana – 2.8% (1.9% of Total Investments)
2,865	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	3,175,853
	2012A, 5.000%, 5/01/42
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA	2,794,000
	5.000%, 12/01/37
	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,
	Series 2014:
3,300	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB	3,647,754
11,120	5.000%, 9/01/46 (Alternative Minimum Tax)	9/24 at 100.00	BBB	12,115,239
4,400	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A,	7/26 at 100.00	A+	5,101,316
	5.000%, 1/01/42
1,115	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	1,378,575
	7.000%, 1/01/44 (Alternative Minimum Tax)
25,300	Total Indiana			28,212,737
	Iowa – 1.2% (0.8% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
10,000	5.500%, 6/01/42	4/16 at 100.00	B+	9,712,200
2,000	5.625%, 6/01/46	4/16 at 100.00	B+	1,999,800
12,000	Total Iowa			11,712,000
	Kentucky – 2.3% (1.6% of Total Investments)
3,800	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	4,398,272
	Medical Health System, Series 2010A, 6.500%, 3/01/45
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
2,120	0.000%, 7/01/43	7/31 at 100.00	Baa3	1,606,578
3,655	0.000%, 7/01/46	7/31 at 100.00	Baa3	2,767,749
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
2,920	5.750%, 7/01/49	7/23 at 100.00	Baa3	3,329,705
585	6.000%, 7/01/53	7/23 at 100.00	Baa3	677,295
9,195	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	10,575,169
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/30
22,275	Total Kentucky			23,354,768
	Louisiana – 4.9% (3.3% of Total Investments)
2,345	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	2,616,129
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
5,200	Louisiana Local Government Environmental Facilities and Community Development Authority,	2/24 at 100.00	AA–	5,794,256
	Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien
	Series 2014A, 5.000%, 2/01/44
485	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General	11/25 at 100.00	A–	545,300
	Medical Center Project, Series 2016A, 5.000%, 11/01/45
4,205	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	4,395,739
	Series 2007A, 5.500%, 5/15/47
1,595	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	N/R (7)	1,696,761
	Series 2007A, 5.500%, 5/15/47 (Pre-refunded 5/15/17)
4,305	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	Baa1	5,194,973
	Series 2011, 6.750%, 5/15/41
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
985	4.750%, 5/01/39 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	Aa1 (7)	996,318
10,105	4.500%, 5/01/41 (Pre-refunded 5/01/16) – FGIC Insured (UB)	5/16 at 100.00	AA (7)	10,214,639
5,140	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2015B,	1/25 at 100.00	A–	5,684,840
	5.000%, 1/01/45 (Alternative Minimum Tax)
5,350	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	5,983,226
5,655	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 12/01/40	12/25 at 100.00	A3	6,411,074
45,370	Total Louisiana			49,533,255
	Maine – 0.2% (0.1% of Total Investments)
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bates College, Series	7/23 at 100.00	A+	2,257,240
	2013, 5.000%, 7/01/43
	Maryland – 1.0% (0.7% of Total Investments)
2,200	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Ba1	2,235,882
	9/01/27 – SYNCORA GTY Insured
450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/21 at 100.00	BBB	522,707
	Center, Series 2011, 6.000%, 7/01/25
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/24 at 100.00	A	1,700,880
	Medical Center Issue, Series 2015, 5.000%, 7/01/45
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB (7)	2,192,300
	Hospital, Series 2008, 5.750%, 1/01/33 (Pre-refunded 1/01/18)
3,465	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AA– (7)	3,528,895
	Health, Series 2006A, 4.750%, 7/01/36 (Pre-refunded 7/01/16) – NPFG Insured
9,615	Total Maryland			10,180,664
	Massachusetts – 4.5% (3.1% of Total Investments)
825	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green	No Opt. Call	BBB	920,420
	Bonds, Series 2015D, 5.000%, 7/01/44
3,200	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015,	1/25 at 100.00	BBB+	3,350,784
	4.500%, 1/01/45
2,300	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E,	11/23 at 100.00	A+	2,648,726
	5.000%, 11/01/43
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University,
	Series 2015:
1,145	5.000%, 9/01/40	9/25 at 100.00	BBB	1,281,862
1,280	5.000%, 9/01/45	9/25 at 100.00	BBB	1,423,091
2,025	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,269,256
	University Issue, Series 2009A, 5.750%, 7/01/39
700	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	773,542
	5.125%, 7/01/41
13,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12,	8/16 at 100.00	AAA	13,269,880
	4.375%, 8/01/36 (Pre-refunded 8/01/16)
370	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%, 8/01/25	8/17 at 100.00	Aa1 (7)	395,900
	(Pre-refunded 8/01/17)
5,590	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%, 8/01/25	8/17 at 100.00	AA+	5,979,399
5,535	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	5,623,228
	8/01/46 – AGM Insured (UB) (4)
6,700	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	7,746,808
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
42,670	Total Massachusetts			45,682,896
	Michigan – 2.2% (1.5% of Total Investments)
2,650	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A–	2,950,033
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
3,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	4/16 at 100.00	BB	3,002,070
	6.000%, 7/01/35
3,665	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A,	7/21 at 100.00	AA–	4,340,643
	5.500%, 7/01/41
1,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	Aa2	1,164,580
	2011-I-A, 5.375%, 10/15/41
3,275	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	3,396,208
	2006A, 5.000%, 12/01/31
725	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (7)	752,666
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
5,200	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	5,713,500
	2009C, 5.000%, 12/01/48
850	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	AA– (7)	865,156
	Revenue Bonds, Series 2006, 5.500%, 6/01/35 (Pre-refunded 6/01/16)
20,365	Total Michigan			22,184,856
	Minnesota – 0.3% (0.2% of Total Investments)
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/20 at 100.00	AA–	3,378,930
	Senior Lien Series 2010A, 5.000%, 1/01/35
	Missouri – 0.5% (0.3% of Total Investments)
1,035	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/22 at 100.00	AA+	1,167,294
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44
500	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+ (7)	502,145
	Regional Hospital, Series 2006, 5.000%, 3/01/22 (Pre-refunded 3/01/16)
1,285	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing	No Opt. Call	A	1,399,326
	Project, Series 2005A, 6.000%, 6/01/20
1,260	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/23 at 100.00	A	1,457,669
	University of Central Missouri, Series 2013C2, 5.000%, 10/01/34
4,080	Total Missouri			4,526,434
	Nebraska – 1.6% (1.1% of Total Investments)
4,775	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Subordinated	2/24 at 100.00	AA–	5,060,211
	Lien Series 2014CC, 4.000%, 2/01/38
1,620	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+ (7)	2,651,924
	City 2, Tender Option Bond Trust 11673, 20.228%, 8/01/40 (Pre-refunded 2/01/17) –
	BHAC Insured (IF)
7,990	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Series	1/17 at 100.00	A2	8,236,891
	2007A, 5.000%, 1/01/37 – AMBAC Insured
14,385	Total Nebraska			15,949,026
	Nevada – 3.7% (2.5% of Total Investments)
5,000	Clark County Water Reclamation District, Nevada, General Obligation Water Bonds, Series 2009A,	No Opt. Call	AAA	5,642,900
	5.250%, 7/01/38
21,600	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	25,101,575
2,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB	3,066,417
	8.000%, 6/15/30
2,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	2,995,226
	5.000%, 6/01/42
31,900	Total Nevada			36,806,118
	New Jersey – 2.0% (1.4% of Total Investments)
485	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	535,571
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)
300	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	6/19 at 100.00	N/R (7)	363,429
	Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)
800	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	830,392
	University Hospital, Series 2007, 5.750%, 7/01/37
3,850	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A–	4,300,797
	2006A, 5.250%, 12/15/20
7,330	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B,	6/21 at 100.00	A–	8,061,901
	5.500%, 6/15/31
1,315	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154,	7/22 at 100.00	A+	1,985,992
	17.272%, 1/01/43 (IF) (4)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,255	4.500%, 6/01/23	6/17 at 100.00	BB	1,272,984
1,000	4.625%, 6/01/26	6/17 at 100.00	B+	1,002,660
2,000	4.750%, 6/01/34	6/17 at 100.00	B–	1,679,540
18,335	Total New Jersey			20,033,266
	New Mexico – 0.7% (0.5% of Total Investments)
5,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series	No Opt. Call	AA	7,063,070
	1997, 6.000%, 2/01/27 – AGM Insured
	New York – 8.5% (5.8% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
2,000	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,297,840
5,000	0.000%, 7/15/44	No Opt. Call	BBB–	1,362,750
3,125	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	3,526,938
	Series 2013A, 5.000%, 7/01/44
4,800	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/22 at 100.00	AA–	5,518,560
	2012A, 5.000%, 7/01/42
	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish
	Obligated Group, Series 2015A:
1,680	4.125%, 5/01/42	5/25 at 100.00	A	1,766,402
3,195	5.000%, 5/01/43	5/25 at 100.00	A	3,618,210
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2012:
1,100	5.000%, 7/01/38	No Opt. Call	A1	1,253,450
1,500	5.000%, 7/01/42	No Opt. Call	A1	1,691,295
5,325	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	6,112,088
	Purpose Series 2011C, 5.000%, 3/15/41
7,065	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	7,288,537
	2/15/47 – NPFG Insured
10,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	AA– (7)	10,266,600
	5.000%, 9/01/35 (Pre-refunded 9/01/16) – NPFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
1,155	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	AA	1,215,014
860	5.000%, 9/01/44	9/24 at 100.00	A–	977,502
10,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series	No Opt. Call	AA	5,976,100
	2012A, 0.000%, 11/15/32
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A,	11/21 at 100.00	AA–	868,185
	5.000%, 11/15/41
3,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	3,992,314
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
5,900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	6,757,506
	General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46
5	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	No Opt. Call	AA	5,021
670	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	4/16 at 100.00	A–	670,194
	6.500%, 6/01/35
5,070	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	5,403,758
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
6,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	7,425,300
	Series 2005, 5.250%, 10/01/35
1,310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	1,469,388
	Eighth Series 2013, 5.000%, 12/01/43 (Alternative Minimum Tax)
4,320	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	5,084,338
	Ninth Series 2013, 5.000%, 12/01/38
1,325	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	1,548,104
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
85,555	Total New York			86,095,394
	North Carolina – 2.0% (1.4% of Total Investments)
2,850	Charlotte-Mecklenburg Hospital Authority,North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	3,261,740
	Bonds, Series 2008, Trust 1149, 15.387%, 7/15/32 (IF) (4)
1,050	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	1,087,706
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
12,250	Fayetteville State University, North Carolina, General Revenue Bonds, Series 2013A,	4/23 at 100.00	A–	13,576,184
	5.125%, 4/01/43
1,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	4/16 at 100.00	N/R	1,001,960
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%,
	8/01/35 (Alternative Minimum Tax)
1,565	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes	6/25 at 100.00	BBB–	1,659,651
	Project, Series 2015, 5.000%, 6/30/54 (Alternative Minimum Tax)
18,715	Total North Carolina			20,587,241
	Ohio – 6.6% (4.5% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
5,200	5.125%, 6/01/24	6/17 at 100.00	B–	4,766,788
2,850	5.875%, 6/01/30	6/17 at 100.00	B–	2,570,529
6,420	5.750%, 6/01/34	6/17 at 100.00	B–	5,690,624
3,285	5.875%, 6/01/47	6/17 at 100.00	B	2,910,050
4,795	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	5,211,781
	Series 2013, 5.000%, 6/15/43
16,820	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	19,213,150
	2013A, 5.000%, 1/01/38 (UB) (4)
975	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender	1/23 at 100.00	AA	1,529,892
	Option Bond Trust 1157, 17.399%, 1/01/38 (IF) (4)
8,360	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/25 at 100.00	A3	9,337,535
	Series 2015, 5.000%, 8/15/45
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding	12/20 at 100.00	A	1,157,390
	Series 2011A, 5.375%, 12/01/30
4,350	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding	6/25 at 100.00	A	4,925,027
	Series 2015A, 5.000%, 12/01/44
5,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	5,636,150
	2013A-1, 5.000%, 2/15/48
3,710	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	3,380,144
	Convertible Series 2013A-3, 0.000%, 2/15/36
62,765	Total Ohio			66,329,060
	Oklahoma – 2.0% (1.4% of Total Investments)
1,050	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	1,066,443
	5.375%, 9/01/36
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
6,620	5.000%, 2/15/37	2/17 at 100.00	AA	6,865,470
1,290	5.000%, 2/15/42	2/17 at 100.00	AA	1,336,195
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
220	5.000%, 2/15/37 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (7)	230,342
45	5.000%, 2/15/42 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (7)	47,115
10,035	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	10,414,625
	System, Series 2006, 5.000%, 12/15/36 (UB)
143	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	152,836
	System, tender option Bond Trust 3500, 8.554%, 6/15/30 (IF)
19,403	Total Oklahoma			20,113,026
	Pennsylvania – 3.4% (2.3% of Total Investments)
4,530	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	AA–	5,306,261
980	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB–	986,135
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,
	Capital Appreciation Series 2013B:
5,400	0.000%, 12/01/33	No Opt. Call	A	2,699,352
11,000	0.000%, 12/01/38	No Opt. Call	A	4,377,890
5,375	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,	12/23 at 100.00	A	6,133,896
	Series 2013A, 5.125%, 12/01/47
1,665	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA (7)	1,986,195
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)
3,430	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds,	1/25 at 100.00	Baa2	3,784,148
	Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45
235	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	246,116
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
5,250	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	6,083,385
	Bonds,Series 2010A, 5.500%, 12/01/34
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26	6/16 at 100.00	A1 (7)	2,667,578
	(Pre-refunded 6/01/16) – AMBAC Insured
40,490	Total Pennsylvania			34,270,956
	Rhode Island – 0.8% (0.6% of Total Investments)
7,230	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue	9/23 at 100.00	AA+	8,369,376
	Bonds, Brown University, Series 2013, 5.000%, 9/01/43
	South Carolina – 3.6% (2.5% of Total Investments)
875	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA	1,071,123
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
8,830	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	12/24 at 100.00	AA–	9,950,704
	2014C, 5.000%, 12/01/46
2,880	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	AA–	3,300,739
	5.125%, 12/01/43
14,765	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E,	12/25 at 100.00	AA–	16,780,864
	5.250%, 12/01/55
5,000	South Carolina State Ports Authority, Revenue Bonds, Series 2015, 5.250%, 7/01/55 (Alternative	7/25 at 100.00	A+	5,542,750
	Minimum Tax)
32,350	Total South Carolina			36,646,180
	Tennessee – 2.2% (1.5% of Total Investments)
5,000	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	5,633,450
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
2,415	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee,Utilities	9/22 at 100.00	AA	2,559,852
	Revenue Bonds, Series 2012A, 4.000%, 9/01/42
6,400	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	6,507,648
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
6,100	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 31.68	A	1,851,655
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/40
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	10/19 at 100.00	AA+	5,633,400
	Tennessee, Revenue Bonds, Vanderbilt University, Refunding Series 2009B, 5.000%, 10/01/39
410	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	418,913
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
25,325	Total Tennessee			22,604,918
	Texas – 19.4% (13.2% of Total Investments)
3,040	Austin, Texas, Airport System Revenue Bonds, Series 2015, 5.000%, 11/15/44 (Alternative	11/24 at 100.00	A1	3,389,782
	Minimum Tax)
13,705	Austin, Texas, Electric Utility System Revenue Bonds, Series 2015A, 5.000%, 11/15/45 (UB) (4)	11/25 at 100.00	AA–	15,665,363
5,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2013A,	5/23 at 100.00	AA	5,760,200
	5.000%, 11/15/43
8,765	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series	2/17 at 100.00	AAA	9,036,364
	2006F, 4.250%, 8/15/36
2,150	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	4/16 at 100.00	C	64,285
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (9)
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa1	2,880,425
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
765	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A,	1/23 at 100.00	BBB+	824,257
	5.000%, 1/01/43
3,380	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB+	3,919,347
	6.250%, 1/01/46
2,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011,	1/21 at 100.00	AA–	2,849,875
	5.000%, 1/01/36
8,100	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	9,024,534
	5.125%, 11/01/43 (Alternative Minimum Tax)
3,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A,	11/20 at 100.00	A+	3,961,160
	5.000%, 11/01/42
9,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2012H, 5.000%,	No Opt. Call	A+	9,845,010
	11/01/42 (Alternative Minimum Tax)
4,105	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA+	5,982,011
	Trust 2015-XF0228, 18.208%, 4/01/53 (IF)
1,935	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	2,234,461
	Methodist Hospital System, Series 2015, 5.000%, 12/01/45
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding
	Senior Lien Series 2014A:
510	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	AA	166,393
1,020	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	AA	315,037
1,255	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	AA	368,004
3,305	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	AA	922,624
4,460	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	AA	1,182,480
380	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	BB–	414,884
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	4,602,360
	5.000%, 11/15/40
13,975	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	14,241,084
	2007A, 4.750%, 8/01/43 (UB)
4,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	Baa1	4,452,960
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
75	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2003, 5.250%, 5/15/24 –	No Opt. Call	A	75,294
	AMBAC Insured
5,420	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012A, 5.000%, 5/15/39	No Opt. Call	A	6,070,346
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,070	0.000%, 9/01/43	9/31 at 100.00	AA+	1,985,855
8,470	0.000%, 9/01/45	9/31 at 100.00	AA+	8,916,200
5,305	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A2 (7)	5,813,962
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
11,000	Pearland Independent School District, Brazoria County, Texas, General Obligation Bonds, Tender	2/17 at 100.00	AAA	11,636,900
	Option Bond Trust 1124, 7.583%, 8/15/26 (IF)
2,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	4/16 at 100.00	C	59,800
	2001C, 5.200%, 5/01/28 (9)
12,130	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA	12,565,710
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,132,720
	2012, 5.000%, 12/15/31
2,195	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE	9/23 at 100.00	BBB–	2,721,273
	Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43
	(Alternative Minimum Tax)
2,985	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.826%, 4/01/28 (IF)	4/17 at 100.00	AAA	4,421,143
4,710	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/24 at 100.00	A–	5,415,323
	Refunding Series 2015B, 5.000%, 8/15/37
10,750	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	11,990,657
	Refunding Series 2015C, 5.000%, 8/15/42
21,170	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	17,088,635
	2002A, 0.000%, 8/15/24 – AMBAC Insured
3,830	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A3 (7)	3,291,962
	2002A, 0.000%, 8/15/24 – AMBAC Insured (ETM)
194,460	Total Texas			195,288,680
	Utah – 0.8% (0.6% of Total Investments)
4,500	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.250%, 6/15/38	6/18 at 100.00	AAA	4,981,050
	(Pre-refunded 6/15/18)
3,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/36 (Pre-refunded	6/18 at 100.00	AAA	3,303,060
	6/15/18) – AGM Insured
7,500	Total Utah			8,284,110
	Virginia – 1.6% (1.1% of Total Investments)
5,000	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series	10/20 at 100.00	AA–	5,698,700
	2010A, 5.000%, 10/01/39
5,625	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	6,095,363
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
1,070	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,151,588
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
3,020	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	3,364,612
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
14,715	Total Virginia			16,310,263
	Washington – 4.5% (3.1% of Total Investments)
10,000	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds,	6/23 at 100.00	A+	10,935,900
	Series 2013A, 5.000%, 5/01/43
4,195	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	N/R (7)	5,074,859
	Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)
11,500	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Childrens Hospital, Series	4/25 at 100.00	Aa2	13,311,825
	2015A , 5.000%, 10/01/45 (UB)
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%,	No Opt. Call	AA+	5,480,071
	6/01/24 – NPFG Insured
11,050	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	10,525,014
43,225	Total Washington			45,327,669
	Wisconsin – 1.0% (0.7% of Total Investments)
1,415	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	1,556,330
	Series 2009, 5.875%, 2/15/39
410	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	11/24 at 100.00	N/R	429,422
	Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)
890	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB–	896,604
	Healthcare, Series 2006, 5.000%, 5/01/32
4,995	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	5,164,880
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	2,039,340
	Healthcare System, Series 2006A, 5.250%, 8/15/34
9,710	Total Wisconsin			10,086,576
	Wyoming – 0.3% (0.2% of Total Investments)
3,400	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	4/16 at 100.00	BBB	3,412,682
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 1,418,743	Total Municipal Bonds (cost $1,354,961,667)			1,481,292,655

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 287	Las Vegas Monorail Company, Senior Interest Bonds (10), (11)	5.500%	7/15/19	N/R	$ 8,608
76	Las Vegas Monorail Company, Senior Interest Bonds (10), (11)	3.000%	7/15/55	N/R	2,289
$ 363	Total Corporate Bonds (cost $32,564)				10,897
	Total Long-Term Investments (cost $1,354,994,231)				1,481,303,552
	Floating Rate Obligations – (9.0)%				(91,149,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (40.3)% (12)				(407,000,000)
	Other Assets Less Liabilities – 2.6% (13)				26,636,650
	Net Assets Applicable to Common Shares – 100%				$ 1,009,791,202

Investments in Derivatives as of January 31, 2016

Interest Rate Swaps outstanding:
		Fund			Fixed Rate			Variation Margin	Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Receivable/	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (14)	Date	(Payable)	(Depreciation)
JPMorgan Chase	$15,600,000	Receive	3-Month	2.560%	Semi-Annually	1/13/17	1/13/31	$(111,058)	$(787,604)
Bank, N.A.*			USD-LIBOR-ICE
* Citigroup Global Markets Inc. is the clearing broker for this transaction.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,481,292,655	$ —	$1,481,292,655
Corporate Bonds	—	—	10,897	10,897
Investments in Derivatives:
Interest Rate Swaps*	—	(787,604)	—	(787,604)
Total	$ —	$1,480,505,051	$10,897	$1,480,515,948
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments (excluding investments in derivatives) was $1,264,486,820.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$134,011,288
Depreciation	(8,347,876)
Net unrealized appreciation (depreciation) of investments	$125,663,412

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	On January 1, 2016, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from
5.000% to 5.500%.

(6)	On January 1, 2016, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from
4.750% to 5.250%.

(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(8)	On May 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.250%
to 2.100%.

(9)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(11)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the
Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015)
maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.

(12)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.5%.

(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(14)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         March 31, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2016